Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net consist of the following at December 31:

	2014	2013
Land	$186.0	$176.4
Landfill site costs	1,281.6	1,091.6
Vehicles	490.8	430.4
Containers	261.8	238.2
Machinery and equipment	134.4	113.2
Furniture and fixtures	24.1	22.3
Building and improvements	155.3	147.4
Construction in process	44.4	78.5
	2,578.4	2,298.0
Less: Accumulated depreciation on property and equipment	(411.8)	(310.8)
Less: Accumulated landfill airspace amortization	(502.7)	(319.8)
	$1,663.9	$1,667.4

Gross assets under capital lease amount to approximately $27.9 and $16.5 at December 31, 2014 and 2013, respectively. Amortization expense of assets under capital lease was $2.0 for year ending December 31, 2014 and not significant for the years ended December 31, 2013 and 2012, respectively.

Depreciation, amortization and depletion expense for the years ended December 31, 2014, 2013 and 2012 was $229.1, $236.7 and $88.6, respectively.